CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Mar. 31, 2013
Operating Activities:
Net income	$ 27,210	$ 39,729
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	6,879	11,597
Changes in operating assets and liabilities	(63,944)	(107,297)
NET CASH USED IN OPERATING ACTIVITIES	(29,855)	(55,971)
Investing Activities:
Acquisition of businesses, net of cash acquired	(20,177)	(53,272)
Purchases of property, plant and equipment	(2,438)	(3,861)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(22,615)	(57,133)
Financing Activities:
Proceeds from short-term borrowings	45,000	70,000
Principal payments on short-term borrowings	(45,000)	(45,000)
Proceeds from long-term borrowings	50,000	50,000
Principal payments on long-term debt	(4,133)	(8,273)
Dividends paid	(3,208)	(3,208)
Net change in restricted cash	(313)	(84)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	42,346	63,435
Effect of exchange rates on cash	(15,387)	(13,993)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(25,511)	(63,662)
Cash and cash equivalents at the beginning of the period	174,116	212,267
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	148,605	148,605
Supplemental disclosure of non-cash investing and financing activities:
Liability incurred to acquire NEK		19,552
Receivable from the seller of NextBus	$ 682	$ 682